UNEARNED REVENUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
UNEARNED REVENUE [Abstract]
Purchase Price of PL agreement	$ 35,000
Purchase Price of PL agreement per unit	$ 3,500
Unearned revenue	$ 35,000	$ 34,709